Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Item]
Debt securities		$ 19,062	$ 14,118	$ 14,141
of which: government bills / bonds		9,812	8,458	8,492
Loans to financial advisors	[1]	2,673	2,699	2,877
Fee- and commission-related receivables		1,650	2,094	1,521
Finance lease receivables		1,409	1,386	1,444
Settlement and clearing accounts		317	893	587
Accrued interest income		624	624	742
Other		1,518	1,951	1,669
Total other financial assets measured at amortized cost		$ 27,253	$ 23,765	$ 22,980

[1]	Related to financial advisors in the US and Canada.